UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 12.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(1)	$1,519,431	$1,621,251
4.321%, with maturity at 2030(1)	633,374	694,860
6.50%, with maturity at 2030	4,386,371	4,908,432
7.00%, with various maturities to 2035	6,722,540	7,755,493
7.50%, with maturity at 2034	2,014,357	2,388,733
8.00%, with maturity at 2026	1,515,689	1,723,275

		$19,092,044

Federal National Mortgage Association:
3.801%, with maturity at 2035(1)	$1,666,238	$1,824,011
4.061%, with maturity at 2035(1)	3,624,962	3,968,202
6.00%, with various maturities to 2032	1,632,899	1,782,593
6.50%, with various maturities to 2029	6,066,469	6,804,594
7.00%, with various maturities to 2036	12,204,729	13,912,291
7.50%, with maturity at 2035	11,028,559	12,913,285
8.50%, with maturity at 2032	694,661	838,075
9.50%, with maturity at 2020	2,103,712	2,525,630

		$44,568,681

Government National Mortgage Association:
7.00%, with various maturities to 2035	$21,736,008	$25,533,734
7.50%, with various maturities to 2022	2,318,917	2,710,919

		$28,244,653

Total Mortgage Pass-Throughs (identified cost $85,714,931)		$91,905,378

Collateralized Mortgage Obligations — 10.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$411,816	$473,597
Series 2631, (Interest Only), Class DS, 6.909%, 6/15/33(2)(3)	10,933,836	1,635,260
Series 2953, (Interest Only), Class LS, 6.509%, 12/15/34(2)(3)	10,995,457	1,360,593
Series 2956, (Interest Only), Class SL, 6.809%, 6/15/32(2)(3)	4,977,131	841,489
Series 3114, (Interest Only), Class TS, 6.459%, 9/15/30(2)(3)	15,211,728	2,651,529
Series 3153, (Interest Only), Class JI, 6.429%, 5/15/36(2)(3)	10,142,036	1,698,329
Series 3423, (Interest Only), Class SN, 5.939%, 3/15/38(2)(3)	18,723,234	2,579,224
Series 4070, (Interest Only), Class S, 5.909%, 6/15/32(2)(3)	12,219,844	2,238,978
Series 4149, (Interest Only), Class S, 6.059%, 1/15/33(2)(3)	11,158,067	2,225,312
Series 4163, (Interest Only), Class GS, 6.009%, 11/15/32(2)(3)	7,807,661	1,722,494
Series 4169, (Interest Only), Class AS, 6.059%, 2/15/33(2)(3)	13,661,617	2,733,067
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(2)	9,821,756	1,284,076
Series 4203, (Interest Only), Class QS, 6.059%, 5/15/43(2)(3)	9,929,980	2,057,062

		$23,501,010

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$709,341	$802,264
Series 2004-46, (Interest Only), Class SI, 5.81%, 5/25/34(2)(3)	15,092,055	2,367,148

Security	Principal Amount	Value
Series 2005-17, (Interest Only), Class SA, 6.51%, 3/25/35(2)(3)	$6,425,578	$1,318,283
Series 2005-105, (Interest Only), Class S, 6.51%, 12/25/35(2)(3)	7,490,795	1,143,209
Series 2006-44, (Interest Only), Class IS, 6.41%, 6/25/36(2)(3)	6,641,339	998,292
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(2)(3)	6,639,649	1,123,574
Series 2006-96, (Interest Only), Class SN, 7.01%, 10/25/36(2)(3)	8,811,629	1,614,874
Series 2006-104, (Interest Only), Class SD, 6.45%, 11/25/36(2)(3)	6,329,345	1,099,852
Series 2006-104, (Interest Only), Class SE, 6.44%, 11/25/36(2)(3)	4,219,564	731,947
Series 2007-50, (Interest Only), Class LS, 6.26%, 6/25/37(2)(3)	11,736,911	1,408,533
Series 2008-26, (Interest Only), Class SA, 6.01%, 4/25/38(2)(3)	13,136,199	1,955,597
Series 2008-61, (Interest Only), Class S, 5.91%, 7/25/38(2)(3)	17,402,631	2,915,498
Series 2009-62, Class WA, 5.556%, 8/25/39(4)	5,019,207	5,611,697
Series 2010-67, (Interest Only), Class SC, 5.61%, 6/25/40(2)(3)	10,986,424	1,241,114
Series 2010-124, (Interest Only), Class SJ, 5.86%, 11/25/38(2)(3)	11,019,105	1,599,216
Series 2012-150, (Interest Only), Class PS, 5.96%, 1/25/43(2)(3)	19,440,265	3,905,442
Series 2012-150, (Interest Only), Class SK, 5.96%, 1/25/43(2)(3)	18,468,252	3,723,324
Series 2013-12, (Interest Only), Class SP, 5.46%, 11/25/41(2)(3)	10,174,414	1,654,809
Series 2013-15, (Interest Only), Class DS, 6.01%, 3/25/33(2)(3)	10,777,202	2,280,698
Series 2013-23, (Interest Only), Class CS, 6.06%, 3/25/33(2)(3)	12,686,079	2,696,427
Series 2013-54, (Interest Only), Class HS, 6.11%, 10/25/41(2)(3)	13,298,186	2,521,813
Series 2013-64, (Interest Only), Class PS, 6.06%, 4/25/43(2)(3)	15,449,751	3,200,907
Series 2013-75, (Interest Only), Class SC, 6.06%, 7/25/42(2)(3)	20,899,218	4,062,461
Series G94-7, Class PJ, 7.50%, 5/17/24	1,035,999	1,198,081

		$51,175,060

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.559%, 2/20/35(2)(3)	$9,902,323	$1,661,695
Series 2010-4, (Interest Only), Class SK, 6.009%, 5/20/35(2)(3)	6,065,083	1,099,117

		$2,760,812

Total Collateralized Mortgage Obligations (identified cost $79,985,103)		$77,436,882

U.S. Government Agency Obligations — 7.9%

Security	Principal Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24(5)	$3,300,000	$3,909,543
5.375%, 9/30/22(5)	8,300,000	9,846,912
5.375%, 8/15/24	2,700,000	3,206,512
5.75%, 6/12/26	8,150,000	9,749,739

		$26,712,706

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,015,870
5.50%, 4/26/24	20,000,000	24,173,620

		$30,189,490

Total U.S. Government Agency Obligations (identified cost $51,605,830)		$56,902,196

Corporate Bonds & Notes — 20.7%

Security	Principal Amount		Value
Computers — 3.1%
Dell, Inc., 5.40%, 9/10/40		$25,999,000	$20,822,027
Dell, Inc., 6.50%, 4/15/38		2,000,000	1,807,758

			$22,629,785

Diversified Financial Services — 3.4%
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23		$17,000,000	$16,345,976
SLM Corp., 5.625%, 8/1/33		10,000,000	8,375,000

			$24,720,976

Electric — 2.2%
Enel Finance International NV, 6.00%, 10/7/39(6)		$17,442,000	$15,815,202

			$15,815,202

Iron & Steel — 1.9%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		$16,000,000	$13,679,440

			$13,679,440

Mining — 2.2%
Alcoa, Inc., 5.95%, 2/1/37		$17,000,000	$15,769,948

			$15,769,948

Retail — 3.3%
JC Penney Corp., Inc., 6.375%, 10/15/36		$22,361,000	$16,994,360
JC Penney Corp., Inc., 7.40%, 4/1/37		9,250,000	7,215,000

			$24,209,360

Semiconductors — 2.7%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		$4,160,000	$4,056,000
Advanced Micro Devices, Inc., 7.75%, 8/1/20		15,245,000	15,130,663

			$19,186,663

Telecommunications — 1.9%
Telecom Italia Capital SA, 6.00%, 9/30/34		$15,911,000	$14,114,059

			$14,114,059

Total Corporate Bonds & Notes (identified cost $158,908,694)			$150,125,433

Foreign Government Bonds — 1.5%

Security	Principal Amount (000’s omitted)		Value
Serbia — 1.5%
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	653,320	$7,565,924
Serbia Treasury Bond, 10.00%, 3/1/15	RSD	250,000	2,887,615
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	661,809

Total Foreign Government Bonds (identified cost $10,890,157)			$11,115,348

Convertible Bonds — 2.4%

Security	Principal Amount	Value
Semiconductors — 1.1%
Micron Technology, Inc., Series A, 1.50%, 8/1/31	$1,000,000	$1,432,500
Micron Technology, Inc., Series B, 1.875%, 8/1/31	4,500,000	6,626,250

		$8,058,750

Telecommunications — 1.3%
Ciena Corp., 3.75%, 10/15/18(6)	$6,810,000	$9,223,294

		$9,223,294

Total Convertible Bonds (identified cost $13,731,175)		$17,282,044

Common Stocks — 8.6%

Security	Shares	Value
Chemicals — 2.9%
LyondellBasell Industries NV, Class A	155,000	$10,650,050
PPG Industries, Inc.	66,000	10,589,040

		$21,239,090

Oil & Gas — 2.7%
Marathon Oil Corp.	265,000	$9,635,400
Occidental Petroleum Corp.	108,000	9,617,400

		$19,252,800

Semiconductors — 3.0%
Applied Materials, Inc.	685,000	$11,172,350
Intel Corp.	445,000	10,368,500

		$21,540,850

Total Common Stocks (identified cost $53,796,451)		$62,032,740

Convertible Preferred Stocks — 11.1%

Security	Shares	Value
Automotive & Parts — 1.4%
Goodyear Tire & Rubber Co. (The), 5.875%	187,000	$10,391,590

		$10,391,590

Oil & Gas — 5.0%
Chesapeake Energy Corp., 5.75%(6)	30,745	$33,884,833
Chesapeake Energy Corp., Series A, 5.75%(6)	2,000	2,145,000

		$36,029,833

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4%
iStar Financial, Inc., Series J, 4.50% to 12/31/49	325,000	$17,143,750

		$17,143,750

Telecommunications — 2.3%
Lucent Technologies Capital Trust I, 7.75%	17,000	$16,715,250

		$16,715,250

Total Convertible Preferred Stocks (identified cost $79,404,272)		$80,280,423

Preferred Stocks — 4.1%

Security	Shares	Value
Diversified Financial Services — 1.8%
SLM Corp., 1.973%(7)	184,000	$12,719,000

		$12,719,000

Insurance — 2.3%
XLIT, Ltd., 3.388%(7)	19,300	$16,676,406

		$16,676,406

Total Preferred Stocks (identified cost $28,439,250)		$29,395,406

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Goldman Sachs International	INR	326,270	INR	59.00	7/1/14	$64,430
Indian Rupee	JPMorgan Chase Bank	INR	1,878,673	INR	58.00	6/19/14	270,594
Indian Rupee	JPMorgan Chase Bank	INR	310,753	INR	59.00	7/1/14	61,366

Total Currency Call Options Purchased (identified cost $782,070)							$396,390

Interest Rate Swaptions — 0.3%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$2,370,218

Total Interest Rate Swaptions (identified cost $2,535,750)				$2,370,218

Short-Term Investments — 19.2%

Foreign Government Securities — 9.2%

Security	Principal Amount (000’s omitted)		Value
Mexico — 2.1%
Mexico Cetes, 0.00%, 4/3/14	MXN	203,795	$15,534,285

Total Mexico			$15,534,285

Serbia — 0.7%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	138,090	$1,528,412
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	317,000	3,467,847

Total Serbia			$4,996,259

Sri Lanka — 6.4%
Sri Lanka Treasury Bill, 0.00%, 11/15/13	LKR	1,241,080	$9,201,245
Sri Lanka Treasury Bill, 0.00%, 11/29/13	LKR	761,730	5,625,843
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	149,770	1,077,352
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	1,646,800	11,822,731
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	681,820	4,846,309
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	439,850	3,120,072
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	200,780	1,421,342
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	490,000	3,427,085
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	785,000	5,433,782

Total Sri Lanka			$45,975,761

Total Foreign Government Securities (identified cost $67,551,257)			$66,506,305

U.S. Treasury Obligations — 0.8%

Security	Principal Amount		Value
U.S. Treasury Bill, 0.00%, 9/19/13(5)		$5,500,000	$5,499,813

Total U.S. Treasury Obligations (identified cost $5,499,648)			$5,499,813

Other — 9.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)		$66,613	$66,613,293

Total Other (identified cost $66,613,293)			$66,613,293

Total Short-Term Investments (identified cost $139,664,198)			$138,619,411

Total Investments — 99.3% (identified cost $705,457,881)	$717,861,869

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Goldman Sachs International	INR	398,160	INR	72.00	7/1/14	$(132,372)
Indian Rupee	JPMorgan Chase Bank	INR	2,267,364	INR	70.00	6/19/14	(918,574)
Indian Rupee	JPMorgan Chase Bank	INR	379,224	INR	72.00	7/1/14	(126,076)

Total Currency Put Options Written (premiums received $752,431)							$(1,177,022)

Interest Rate Swaptions Written — (0.3)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank NA	2/28/17	$52,500,000	$(2,370,218)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(2,370,218)

Other Assets, Less Liabilities — 1.2%				$8,680,533

Net Assets — 100.0%				$722,995,162

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

INR	-	Indian Rupee

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

RSD	-	Serbian Dinar

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(2)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $61,068,329 or 8.4% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $53,514.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2013 were $1,875,143 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 1,032,812,000	United States Dollar 10,302,775	BNP Paribas	$(245,810)
9/10/13	Euro 59,887,218	United States Dollar 78,540,589	Bank of America	(1,140,767)
9/13/13	Serbian Dinar 1,162,203,072	Euro 10,064,107	Citibank NA	(63,130)
9/13/13	Serbian Dinar 344,410,000	Euro 2,999,434	Deutsche Bank	3,928
9/17/13	Japanese Yen 2,011,160,000	United States Dollar 20,263,577	Goldman Sachs International	(282,165)
9/23/13	Euro 58,612,233	United States Dollar 78,605,452	State Street Bank and Trust Co.	616,815
9/25/13	New Taiwan Dollar 962,400,000	United States Dollar 32,000,000	Toronto-Dominion Bank	(63,415)
11/1/13	Japanese Yen 1,032,812,000	United States Dollar 10,524,722	Standard Chartered Bank	(28,987)

				$(1,203,531)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 1,032,812,000	United States Dollar 10,519,576	Standard Chartered Bank	$29,009
8/8/13	Indian Rupee 150,707,000	United States Dollar 2,495,769	JPMorgan Chase Bank	(20,445)
9/5/13	Philippine Peso 257,958,000	United States Dollar 5,935,800	Bank of America	15,671
9/5/13	Philippine Peso 214,097,000	United States Dollar 4,927,094	Goldman Sachs International	12,439
9/5/13	Philippine Peso 225,365,000	United States Dollar 5,184,619	JPMorgan Chase Bank	14,884
9/23/13	Indian Rupee 166,570,000	United States Dollar 2,748,680	Goldman Sachs International	(41,178)
9/25/13	New Taiwan Dollar 481,520,000	United States Dollar 16,000,000	JPMorgan Chase Bank	42,369
10/24/13	Indian Rupee 165,118,000	United States Dollar 2,723,686	Bank of America	(62,307)
10/24/13	Indian Rupee 152,159,000	United States Dollar 2,509,922	JPMorgan Chase Bank	(57,417)
10/30/13	Euro 525,180	United States Dollar 697,607	Goldman Sachs International	1,289

				$(65,686)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	73 Japan 10-Year Bond	Short	$(106,297,722)	$(107,080,584)	$(782,862)
9/13	2 Markit CDX North America Investment Grade Index	Short	(500,050)	(503,250)	(3,200)

					$(786,062)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Markit CDX North America Investment Grade Index: Comprised of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
ICE Clear Europe	NZD	99,166	Pays	3-month NZD Bank Bill	3.90%	5/16/23	$(4,489,630)
ICE Clear Europe	NZD	103,000	Pays	3-month NZD Bank Bill	4.09	5/27/23	(3,477,958)
ICE Clear Europe	NZD	14,000	Pays	3-month NZD Bank Bill	4.06	6/5/23	(501,628)
LCH.Clearnet	NZD	1,830	Pays	3-month NZD Bank Bill	4.07	6/5/23	(64,106)

							$(8,533,322)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank	NZD	1,550	Pays	3-month NZD Bank Bill	4.06%	6/4/23	$(50,345)
JPMorgan Chase Bank	NZD	1,550	Pays	3-month NZD Bank Bill	4.06	6/4/23	(55,545)

							$(105,890)

NZD	-	New Zealand Dollar

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received	Net Unrealized Depreciation
Markit CDX North America Investment Grade Index	ICE Clear Credit	$125,000	1.00	%(1)	6/20/18	$(1,653,083)	$57,792	$(1,595,291)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Markit CDX North America Investment Grade Index	ICE Clear Credit	$125,000	1.00	(1)	6/20/18	$(1,653,083)	$36,144	$(1,616,939)
Markit CDX North America Investment Grade Index	ICE Clear Credit	82,500	1.00	(1)	6/20/18	(1,091,035)	19,450	(1,071,585)

						$(4,397,201)	$113,386	$(4,283,815)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	$20,187	1.00	%(1)	6/20/18	$415,213	$(343,322)	$71,891
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	10,766	1.00	(1)	6/20/18	221,439	(182,589)	38,850
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	5,383	1.00	(1)	6/20/18	110,719	(86,437)	24,282
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	4,037	1.00	(1)	6/20/18	83,034	(86,394)	(3,360)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	8,637	1.00	(1)	6/20/18	177,649	(272,184)	(94,535)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		$5,909	1.00	(1)	6/20/18	$121,538	$(99,148)	$22,390
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		3,574	1.00	(1)	6/20/18	73,511	(65,399)	8,112
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		4,299	1.00	(1)	6/20/18	88,423	(82,531)	5,892
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		4,007	1.00	(1)	6/20/18	82,417	(66,148)	16,269
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		3,005	1.00	(1)	6/20/18	61,808	(52,320)	9,488
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	22,550	5.00	(1)	6/20/18	(4,069,728)	3,509,558	(560,170)
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	26,300	5.00	(1)	6/20/18	(4,746,512)	3,961,688	(784,824)

							$(7,380,489)	$6,134,774	$(1,245,715)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	INR	—	$—	$—
Options written		3,044,748	52,500	2,742,181

Outstanding, end of period	INR	3,044,748	$52,500	$2,742,181

INR	-	Indian Rupee

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts and futures contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and options on currencies to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions to enhance total return and/or to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$1,435,751	$(8,816,240)
Credit	Credit Default Swaps (Centrally Cleared)*	—	(4,283,815)
Credit	Futures Contracts*	—	(3,200)

		$1,435,751	$(13,103,255)

Foreign Exchange	Currency Options Purchased	$396,390	$—
Foreign Exchange	Currency Options Written	—	(1,177,022)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	736,404	(2,005,621)

		$1,132,794	$(3,182,643)

Interest Rate	Futures Contracts*	$—	$(782,862)
Interest Rate	Interest Rate Swaps	—	(105,890)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	—	(8,533,322)
Interest Rate	Interest Rate Swaptions	2,370,218	—
Interest Rate	Interest Rate Swaptions Written	—	(2,370,218)

		$2,370,218	$(11,792,292)

*	Amount represents cumulative unrealized depreciation on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$707,851,707

Gross unrealized appreciation	$27,742,309
Gross unrealized depreciation	(17,732,147)

Net unrealized appreciation	$10,010,162

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$91,905,378	$—	$91,905,378
Collateralized Mortgage Obligations	—	77,436,882	—	77,436,882
U.S. Government Agency Obligations	—	56,902,196	—	56,902,196
Corporate Bonds & Notes	—	150,125,433	—	150,125,433
Foreign Government Bonds	—	11,115,348	—	11,115,348
Convertible Bonds	—	17,282,044	—	17,282,044
Common Stocks	62,032,740	—	—	62,032,740
Convertible Preferred Stocks	27,106,840	53,173,583	—	80,280,423
Preferred Stocks	—	29,395,406	—	29,395,406
Currency Call Options Purchased	—	396,390	—	396,390
Interest Rate Swaptions	—	2,370,218	—	2,370,218
Short-Term Investments - Foreign Government Securities	—	66,506,305	—	66,506,305
U.S. Treasury Obligations	—	5,499,813	—	5,499,813
Other	—	66,613,293	—	66,613,293
Total Investments	$89,139,580	$628,722,289	$—	$717,861,869
Forward Foreign Currency Exchange Contracts	$—	$736,404	$—	$736,404
Swap Contracts	—	1,435,751	—	1,435,751
Total	$89,139,580	$630,894,444	$—	$720,034,024

Liability Description
Currency Put Options Written	$—	$(1,177,022)	$—	$(1,177,022)
Interest Rate Swaptions Written		(2,370,218)		(2,370,218)
Forward Foreign Currency Exchange Contracts	—	(2,005,621)	—	(2,005,621)
Swap Contracts	—	(21,852,653)	—	(21,852,653)
Futures Contracts	(786,062)	—	—	(786,062)
Total	$(786,062)	$(27,405,514)	$—	$(28,191,576)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013